Operating expenses - Disclosure of Other Operating Income (Expense) (Details) € in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Analysis of income and expense [abstract]
Other operating expenses	€ (136)	€ (2,542)		€ (985)
Other operating income	3	0		0
Total Other operating income and expenses	(134)	(2,542)		(985)
Disclosure Of Operating Expenses [Line Items]
Termination benefits expense	129	700
Revenues	(11,609)	30,058		€ 0
Janssen
Disclosure Of Operating Expenses [Line Items]
Revenues	€ (1,600)	€ (1,600)
Termination of PharmaEngine License and Collaboration Agreement, NBTXR3
Disclosure Of Operating Expenses [Line Items]
Contract termination indemnities | $			$ 1.0